Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2020
Credit Loss [Abstract]
Schedule of Accounts Receivable
	June 30, 2020	December 31, 2019
	(Unaudited)
Accounts receivable	$172,879	$350,672
Allowance for doubtful accounts	-	-
Accounts receivable, net	$172,879	$350,672